Fair Value (Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended		6 Months Ended				6 Months Ended				6 Months Ended
	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial and Industrial Loans and Leases [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial and Industrial Loans and Leases [Member] Minimum [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial and Industrial Loans and Leases [Member] Maximum [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial and Industrial Loans and Leases [Member] Weighted Average [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial Real Estate Loans [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial Real Estate Loans [Member] Minimum [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial Real Estate Loans [Member] Maximum [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Commercial Real Estate Loans [Member] Weighted Average [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Agricultural Loans [Member]	Dec. 31, 2012 Impaired Loans with Specific Allocations [Member] Agricultural Loans [Member] Weighted Average [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial and Industrial Loans and Leases [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial and Industrial Loans and Leases [Member] Minimum [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial and Industrial Loans and Leases [Member] Maximum [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial and Industrial Loans and Leases [Member] Weighted Average [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Minimum [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Maximum [Member]	Jun. 30, 2013 Impaired Loans with Specific Allocations [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Weighted Average [Member]	Jun. 30, 2013 Other Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member]	Jun. 30, 2013 Other Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Minimum [Member]	Jun. 30, 2013 Other Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Maximum [Member]	Jun. 30, 2013 Other Real Estate [Member] Significant Unobservable Inputs (Level 3) [Member] Commercial Real Estate Loans [Member] Weighted Average [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 1,231				$ 1,497				$ 135		$ 20				$ 2,101				$ 723
Valuation Technique(s)	Sales comparison approach				Sales comparison approach Income approach Cost approach				Sales comparison approach Income approach		Sales comparison approach				Sales comparison approach Income approach Cost approach				Sales comparison approach Income approach Cost approach
Adjustment for differences between the comparable sales	Adjustment for differences between the comparable sales				Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property Adjustment for investor rates of return				Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property		Adjustment for differences between the comparable sales				Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property Adjustment for investor rates of return				Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the Property Adjustment for investor rates of return
Weighted Average		4.00%	68.00%	8.00%		15.00%	78.00%	48.00%	76.00%	76.00%		10.00%	90.00%	22.00%		15.00%	78.00%	57.00%		2.00%	50.00%	29.00%